Segmented Information - Operating Segments (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segmented Information
Gross premiums written		$ 23,910.2	$ 19,125.9
Net premiums written		18,278.1	14,864.5
Net premiums earned		16,558.0	13,988.7
Underwriting expenses		(16,065.5)	(13,887.8)
Underwriting profit (loss)		492.5	100.9
Interest income		568.4	716.5
Dividends		108.2	77.8
Investment expenses		(35.8)	(25.1)
Interest and dividends		640.8	769.2
Share of profit (loss) of associates		402.0	(112.8)
Other revenue		5,158.0	4,719.6
Expenses		(5,086.9)	(4,858.9)
Pre-tax income (loss) before interest expense and other		71.1	(139.3)
Operating income (loss)		1,606.4	618.0
Net gains (losses) on investments		3,445.1	313.1
Gain on sale and consolidation of insurance subsidiaries		264.0	117.1
Interest expense		(513.9)	(475.9)
Corporate overhead and other		(409.0)	(328.2)
Earnings before income taxes		4,392.6	244.1
Provision for income taxes		(726.0)	(206.7)
Shareholders of Fairfax		3,401.1	218.4
Non-controlling interests		265.5	(181.0)
Net earnings		3,666.6	37.4
Go Digit Infoworks Services Private Limited
Segmented Information
Ownership percentage	49.00%
Toys "R" Us (Canada) Ltd. (Toys "R" Us Canada)
Segmented Information
Net realized gains (losses)		85.7
External
Segmented Information
Gross premiums written		23,910.2	19,125.9
Net premiums earned		$ 16,558.0	13,988.7
Fairfax Asia | Go Digit Infoworks Services Private Limited
Segmented Information
Ownership percentage		49.00%
Fairfax Asia | Vietnam-based BIC Insurance
Segmented Information
Ownership percentage		35.00%
Fairfax Asia | Falcon Thailand
Segmented Information
Ownership percentage		41.20%
Fairfax India | Privi Speciality Chemicals Limited (Privi)
Segmented Information
Net realized gains (losses)		$ 94.9
Property and Casualty Insurance and Reinsurance
Segmented Information
Net premiums earned		16,090.2	13,860.6
Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Segmented Information
Net premiums earned		1,800.9	1,424.1
Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Segmented Information
Net premiums earned		4,245.9	3,586.6
Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Segmented Information
Net premiums earned		2,512.8	2,426.2
Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Segmented Information
Net premiums earned		711.1	643.8
Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Segmented Information
Net premiums earned		1,754.3	1,710.7
Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Segmented Information
Net premiums earned		3,451.6	2,722.6
Property and Casualty Insurance and Reinsurance | Fairfax Asia
Segmented Information
Net premiums earned		249.7	221.7
Property and Casualty Insurance and Reinsurance | Other subsegment
Segmented Information
Net premiums earned		1,363.9	1,124.9
Life insurance and Run-off
Segmented Information
Net premiums earned		467.8	128.1
Non-insurance companies
Segmented Information
Interest and dividends		(94.7)	47.1
Share of profit (loss) of associates		22.3	(100.2)
Other revenue		5,157.5	4,742.4
Expenses		(5,092.1)	(4,868.0)
Pre-tax income (loss) before interest expense and other		65.4	(125.6)
Net gains (losses) on investments		266.0	(65.6)
Earnings before income taxes		259.0	(244.3)
Non-controlling interests		44.3	(287.6)
Non-insurance companies | Fairfax India
Segmented Information
Interest and dividends		(102.2)	28.9
Share of profit (loss) of associates		20.2	(24.8)
Other revenue		228.2	312.8
Expenses		(206.9)	(305.9)
Pre-tax income (loss) before interest expense and other		21.3	6.9
Net gains (losses) on investments		236.4	(12.4)
Earnings before income taxes		175.7	(1.4)
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Gross premiums written		24,330.8	19,356.8
Net premiums written		17,809.4	14,717.7
Net premiums earned		16,090.2	13,860.6
Underwriting expenses		(15,289.0)	(13,551.6)
Underwriting profit (loss)		801.2	309.0
Interest income		520.8	619.7
Dividends		72.7	55.0
Investment expenses		(151.8)	(114.1)
Interest and dividends		441.7	560.6
Share of profit (loss) of associates		324.1	46.2
Operating income (loss)		1,567.0	915.8
Net gains (losses) on investments		2,644.5	136.4
Gain on sale and consolidation of insurance subsidiaries		133.5	(56.3)
Interest expense		(61.5)	(67.6)
Corporate overhead and other		(164.0)	(155.1)
Earnings before income taxes		4,119.5	773.2
Operating segments | Property and Casualty Insurance and Reinsurance | External
Segmented Information
Gross premiums written		23,796.0	18,979.1
Net premiums earned		16,448.3	13,859.0
Operating segments | Property and Casualty Insurance and Reinsurance | Intercompany
Segmented Information
Gross premiums written		534.8	377.7
Net premiums earned		(358.1)	1.6
Operating segments | Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge)
Segmented Information
Gross premiums written		2,126.6	1,735.2
Net premiums written		1,917.4	1,540.4
Net premiums earned		1,800.9	1,424.1
Underwriting expenses		(1,598.7)	(1,315.3)
Underwriting profit (loss)		202.2	108.8
Interest income		61.8	59.6
Dividends		14.8	7.9
Investment expenses		(16.9)	(11.3)
Interest and dividends		59.7	56.2
Share of profit (loss) of associates		1.9	(3.0)
Operating income (loss)		263.8	162.0
Net gains (losses) on investments		269.2	105.7
Interest expense		(1.2)	(1.3)
Corporate overhead and other		(11.8)	(8.1)
Earnings before income taxes		520.0	258.3
Operating segments | Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | External
Segmented Information
Gross premiums written		2,121.6	1,727.5
Net premiums earned		1,815.9	1,435.1
Operating segments | Property and Casualty Insurance and Reinsurance | Northbridge Financial Corporation (Northbridge) | Intercompany
Segmented Information
Gross premiums written		5.0	7.7
Net premiums earned		(15.0)	(11.0)
Operating segments | Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group)
Segmented Information
Gross premiums written		5,746.3	4,446.7
Net premiums written		4,849.4	3,789.6
Net premiums earned		4,245.9	3,586.6
Underwriting expenses		(4,153.7)	(3,396.7)
Underwriting profit (loss)		92.2	189.9
Interest income		149.0	173.6
Dividends		14.3	8.6
Investment expenses		(46.3)	(31.0)
Interest and dividends		117.0	151.2
Share of profit (loss) of associates		101.6	27.8
Operating income (loss)		310.8	368.9
Net gains (losses) on investments		419.2	(26.9)
Gain on sale and consolidation of insurance subsidiaries			(30.5)
Interest expense		(4.4)	(6.4)
Corporate overhead and other		(18.9)	(10.5)
Earnings before income taxes		706.7	294.6
Operating segments | Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | External
Segmented Information
Gross premiums written		5,551.4	4,306.3
Net premiums earned		4,178.3	3,555.8
Operating segments | Property and Casualty Insurance and Reinsurance | Odyssey Group Holdings, Inc. (Odyssey Group) | Intercompany
Segmented Information
Gross premiums written		194.9	140.4
Net premiums earned		67.6	30.8
Operating segments | Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster)
Segmented Information
Gross premiums written		3,729.7	3,109.4
Net premiums written		2,689.3	2,543.0
Net premiums earned		2,512.8	2,426.2
Underwriting expenses		(2,410.9)	(2,366.1)
Underwriting profit (loss)		101.9	60.1
Interest income		80.9	91.9
Dividends		6.3	2.2
Investment expenses		(18.2)	(14.5)
Interest and dividends		69.0	79.6
Share of profit (loss) of associates		66.6	(14.8)
Operating income (loss)		237.5	124.9
Net gains (losses) on investments		201.9	(158.2)
Gain on sale and consolidation of insurance subsidiaries			(25.8)
Interest expense		(3.7)	(4.7)
Corporate overhead and other		(32.7)	(28.2)
Earnings before income taxes		403.0	(92.0)
Operating segments | Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | External
Segmented Information
Gross premiums written		3,704.8	3,082.4
Net premiums earned		2,910.5	2,462.7
Operating segments | Property and Casualty Insurance and Reinsurance | Crum & Forster Holdings Corp. (Crum & Forster) | Intercompany
Segmented Information
Gross premiums written		24.9	27.0
Net premiums earned		(397.7)	(36.5)
Operating segments | Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National)
Segmented Information
Gross premiums written		735.2	661.7
Net premiums written		713.0	646.1
Net premiums earned		711.1	643.8
Underwriting expenses		(628.3)	(591.9)
Underwriting profit (loss)		82.8	51.9
Interest income		11.7	24.3
Dividends		2.8	1.8
Investment expenses		(8.1)	(7.1)
Interest and dividends		6.4	19.0
Share of profit (loss) of associates		35.1	(4.2)
Operating income (loss)		124.3	66.7
Net gains (losses) on investments		47.4	(59.9)
Interest expense		(3.7)	(3.8)
Corporate overhead and other		(9.2)	(9.8)
Earnings before income taxes		158.8	(6.8)
Operating segments | Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | External
Segmented Information
Gross premiums written		718.2	661.7
Net premiums earned		708.9	646.6
Operating segments | Property and Casualty Insurance and Reinsurance | Zenith National Insurance Corp. (Zenith National) | Intercompany
Segmented Information
Gross premiums written		17.0
Net premiums earned		2.2	(2.8)
Operating segments | Property and Casualty Insurance and Reinsurance | Brit Limited (Brit)
Segmented Information
Gross premiums written		3,238.3	2,424.4
Net premiums written		1,998.3	1,775.6
Net premiums earned		1,754.3	1,710.7
Underwriting expenses		(1,698.7)	(1,951.0)
Underwriting profit (loss)		55.6	(240.3)
Interest income		52.2	67.1
Dividends		5.3	3.4
Investment expenses		(14.1)	(12.3)
Interest and dividends		43.4	58.2
Share of profit (loss) of associates		31.5	6.6
Operating income (loss)		130.5	(175.5)
Net gains (losses) on investments		6.9	24.4
Gain on sale and consolidation of insurance subsidiaries		33.2
Interest expense		(18.3)	(19.0)
Corporate overhead and other		(13.2)	(11.9)
Earnings before income taxes		139.1	(182.0)
Operating segments | Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | External
Segmented Information
Gross premiums written		3,221.9	2,407.6
Net premiums earned		1,754.4	1,710.4
Operating segments | Property and Casualty Insurance and Reinsurance | Brit Limited (Brit) | Intercompany
Segmented Information
Gross premiums written		16.4	16.8
Net premiums earned		(0.1)	0.3
Operating segments | Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World)
Segmented Information
Gross premiums written		5,851.9	4,680.7
Net premiums written		3,907.8	3,017.6
Net premiums earned		3,451.6	2,722.6
Underwriting expenses		(3,225.2)	(2,596.6)
Underwriting profit (loss)		226.4	126.0
Interest income		98.4	136.5
Dividends		17.6	20.3
Investment expenses		(39.7)	(30.1)
Interest and dividends		76.3	126.7
Share of profit (loss) of associates		51.7	35.6
Operating income (loss)		354.4	288.3
Net gains (losses) on investments		178.0	246.0
Gain on sale and consolidation of insurance subsidiaries		35.5
Interest expense		(27.8)	(30.3)
Corporate overhead and other		(55.9)	(79.2)
Earnings before income taxes		484.2	424.8
Operating segments | Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | External
Segmented Information
Gross premiums written		5,794.3	4,633.8
Net premiums earned		3,597.9	2,788.4
Operating segments | Property and Casualty Insurance and Reinsurance | Allied World Assurance Company Holdings, Ltd (Allied World) | Intercompany
Segmented Information
Gross premiums written		57.6	46.9
Net premiums earned		(146.3)	(65.8)
Operating segments | Property and Casualty Insurance and Reinsurance | Fairfax Asia
Segmented Information
Gross premiums written		537.0	424.7
Net premiums written		260.6	221.6
Net premiums earned		249.7	221.7
Underwriting expenses		(229.6)	(214.6)
Underwriting profit (loss)		20.1	7.1
Interest income		15.4	14.1
Dividends		5.3	7.1
Investment expenses		(1.5)	(1.2)
Interest and dividends		19.2	20.0
Share of profit (loss) of associates		12.2	14.6
Operating income (loss)		51.5	41.7
Net gains (losses) on investments		1,485.7	12.3
Gain on sale and consolidation of insurance subsidiaries		60.8
Interest expense		(0.2)	(0.4)
Corporate overhead and other		(19.8)	(6.0)
Earnings before income taxes		1,578.0	47.6
Operating segments | Property and Casualty Insurance and Reinsurance | Fairfax Asia | External
Segmented Information
Gross premiums written		534.4	421.2
Net premiums earned		283.1	229.2
Operating segments | Property and Casualty Insurance and Reinsurance | Fairfax Asia | Intercompany
Segmented Information
Gross premiums written		2.6	3.5
Net premiums earned		(33.4)	(7.5)
Operating segments | Property and Casualty Insurance and Reinsurance | Other subsegment
Segmented Information
Gross premiums written		2,365.8	1,874.0
Net premiums written		1,473.6	1,183.8
Net premiums earned		1,363.9	1,124.9
Underwriting expenses		(1,343.9)	(1,119.4)
Underwriting profit (loss)		20.0	5.5
Interest income		51.4	52.6
Dividends		6.3	3.7
Investment expenses		(7.0)	(6.6)
Interest and dividends		50.7	49.7
Share of profit (loss) of associates		23.5	(16.4)
Operating income (loss)		94.2	38.8
Net gains (losses) on investments		36.2	(7.0)
Gain on sale and consolidation of insurance subsidiaries		4.0
Interest expense		(2.2)	(1.7)
Corporate overhead and other		(2.5)	(1.4)
Earnings before income taxes		129.7	28.7
Operating segments | Property and Casualty Insurance and Reinsurance | Other subsegment | External
Segmented Information
Gross premiums written		2,149.4	1,738.6
Net premiums earned		1,199.3	1,030.8
Operating segments | Property and Casualty Insurance and Reinsurance | Other subsegment | Intercompany
Segmented Information
Gross premiums written		216.4	135.4
Net premiums earned		164.6	94.1
Operating segments | Life insurance and Run-off
Segmented Information
Gross premiums written		472.3
Net premiums written		468.7
Net premiums earned		467.8
Underwriting expenses		(776.8)
Underwriting profit (loss)		(309.0)
Interest income		22.2
Dividends		7.8
Investment expenses		(10.7)
Interest and dividends		19.3
Share of profit (loss) of associates		16.8
Operating income (loss)		(272.9)
Net gains (losses) on investments		69.7
Interest expense		(7.9)
Corporate overhead and other		(38.4)
Earnings before income taxes		(249.5)
Operating segments | Life insurance and Run-off | External
Segmented Information
Gross premiums written		114.2
Net premiums earned		109.7
Operating segments | Life insurance and Run-off | Intercompany
Segmented Information
Gross premiums written		358.1
Net premiums earned		358.1
Operating segments | Run-off
Segmented Information
Gross premiums written			146.8
Net premiums written			146.8
Net premiums earned			128.1
Underwriting expenses			(336.2)
Underwriting profit (loss)			(208.1)
Interest income			28.5
Dividends			4.9
Investment expenses			(8.7)
Interest and dividends			24.7
Share of profit (loss) of associates			(11.2)
Operating income (loss)			(194.6)
Net gains (losses) on investments			(96.9)
Gain on sale and consolidation of insurance subsidiaries			(9.0)
Interest expense			(2.3)
Corporate overhead and other			(0.2)
Earnings before income taxes			(303.0)
Operating segments | Run-off | External
Segmented Information
Gross premiums written			146.8
Net premiums earned			129.7
Operating segments | Run-off | Intercompany
Segmented Information
Net premiums earned			(1.6)
Operating segments | Non-insurance companies
Segmented Information
Interest income		3.9	20.5
Dividends		28.5	17.2
Investment expenses		(127.1)	9.4
Interest and dividends		(94.7)	47.1
Share of profit (loss) of associates		22.3	(100.2)
Other revenue		5,157.5	4,742.4
Expenses		(5,092.1)	(4,868.0)
Pre-tax income (loss) before interest expense and other		65.4	(125.6)
Operating income (loss)		(7.0)	(178.7)
Net gains (losses) on investments		266.0	(65.6)
Interest expense		(140.3)	(170.6)
Earnings before income taxes		118.7	(414.9)
Operating segments | Corporate and Other
Segmented Information
Interest income		28.2	57.1
Dividends		0.8	0.7
Investment expenses		(2.8)	(2.0)
Interest and dividends		24.6	55.8
Share of profit (loss) of associates		38.8	(47.6)
Operating income (loss)		63.4	8.2
Net gains (losses) on investments		464.9	339.2
Gain on sale and consolidation of insurance subsidiaries		130.5	182.4
Interest expense		(305.4)	(235.6)
Corporate overhead and other		50.0	(82.6)
Earnings before income taxes		403.4	211.6
Eliminations and adjustments
Segmented Information
Gross premiums written		(892.9)	(377.7)
Underwriting expenses		0.3
Underwriting profit (loss)		0.3
Interest income		(6.7)	(9.3)
Investment expenses		256.6	90.3
Interest and dividends		249.9	81.0
Other revenue		0.5	(22.8)
Expenses		(5.2)	(9.1)
Pre-tax income (loss) before interest expense and other		5.7	(13.7)
Operating income (loss)		255.9	67.3
Interest expense		1.2	0.2
Corporate overhead and other		(256.6)	(90.3)
Earnings before income taxes		0.5	(22.8)
Eliminations and adjustments | Intercompany
Segmented Information
Gross premiums written		$ (892.9)	$ (377.7)